Finance income, net (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income Net
Interest received	$ 235	$ 206	$ 75
Other interest, net and banking fees	(35)	(31)	(27)
Finance income (expense) (paid) received	$ 200	$ 175	$ 48